JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 98.7%
	Aerospace & Defense – 0.8%
5,850	Lockheed Martin Corp	$2,018,835
	Air Freight & Logistics – 1.4%
6,770	FedEx Corp	1,484,593
12,406	United Parcel Service Inc, Class B	2,259,133
1,130	XPO Logistics Inc, (2)	89,925
	Total Air Freight & Logistics	3,833,651
	Automobiles – 1.3%
7,440	General Motors Co, (2)	392,162
3,780	Tesla Inc, (2)	2,931,315
	Total Automobiles	3,323,477
	Banks – 3.1%
20,885	Bank of America Corp, (3)	886,568
35,060	Citigroup Inc	2,460,511
13,500	Citizens Financial Group Inc	634,230
13,220	JPMorgan Chase & Co	2,163,982
34,750	Truist Financial Corp	2,038,087
202	Wells Fargo & Co	9,375
	Total Banks	8,192,753
	Beverages – 1.4%
29,310	Coca-Cola Co	1,537,896
28,040	Keurig Dr Pepper Inc	957,846
19,930	Molson Coors Beverage Co	924,353
1,160	PepsiCo Inc	174,476
	Total Beverages	3,594,571
	Biotechnology – 2.0%
673	AbbVie Inc	72,596
10,640	Amgen Inc	2,262,596
37,040	Exelixis Inc, (2)	783,026
1,930	Moderna Inc, (2)	742,780
8,595	Vertex Pharmaceuticals Inc, (2)	1,559,047
	Total Biotechnology	5,420,045
	Building Products – 0.2%
6,040	Johnson Controls International plc	411,203

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 2.0%
32,724	Carlyle Group Inc	$1,547,191
2,070	Cboe Global Markets Inc	256,390
1,420	FactSet Research Systems Inc	560,588
54,430	Invesco Ltd	1,312,307
2,040	KKR & Co Inc	124,195
330	Northern Trust Corp	35,577
1,740	State Street Corp	147,413
20,156	Stifel Financial Corp	1,369,802
	Total Capital Markets	5,353,463
	Chemicals – 1.0%
16,650	LyondellBasell Industries NV, Class A	1,562,602
11,270	Westlake Chemical Corp	1,027,148
	Total Chemicals	2,589,750
	Communications Equipment – 0.3%
16,020	Cisco Systems Inc	871,969
	Construction & Engineering – 0.2%
6,210	MasTec Inc, (2)	535,799
	Consumer Finance – 0.4%
5,420	Capital One Financial Corp	877,877
4,430	OneMain Holdings Inc	245,112
	Total Consumer Finance	1,122,989
	Distributors – 0.1%
1,120	Genuine Parts Co	135,778
	Diversified Financial Services – 1.3%
12,270	Berkshire Hathaway Inc, Class B, (2), (3)	3,348,974
2,870	Voya Financial Inc	176,189
	Total Diversified Financial Services	3,525,163
	Diversified Telecommunication Services – 2.1%
100,890	AT&T Inc, (3)	2,725,039
54,659	Verizon Communications Inc	2,952,132
	Total Diversified Telecommunication Services	5,677,171
	Electric Utilities – 0.4%
6,030	American Electric Power Co Inc	489,515
5,720	Duke Energy Corp	558,215
	Total Electric Utilities	1,047,730
	Electrical Equipment – 0.3%
5,420	Regal Beloit Corp	814,843

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 0.1%
3,680	National Instruments Corp	$144,366
	Energy Equipment & Services – 0.6%
69,700	Baker Hughes Co	1,723,681
	Entertainment – 1.4%
1,020	Activision Blizzard Inc	78,938
12,110	Electronic Arts Inc	1,722,648
554	Netflix Inc, (2)	338,128
4,520	Take-Two Interactive Software Inc, (2)	696,396
5,440	Walt Disney Co, (2)	920,285
	Total Entertainment	3,756,395
	Equity Real Estate Investment Trust – 1.3%
8,610	American Homes 4 Rent, Class A	328,213
35,100	Invitation Homes Inc	1,345,383
4,430	Ventas Inc	244,581
45,530	Weyerhaeuser Co	1,619,502
	Total Equity Real Estate Investment Trust	3,537,679
	Food & Staples Retailing – 1.1%
20,039	Walmart Inc	2,793,036
	Food Products – 1.2%
26,960	Archer-Daniels-Midland Co	1,617,869
20,440	Tyson Foods Inc, Class A	1,613,534
	Total Food Products	3,231,403
	Health Care Equipment & Supplies – 4.5%
25,230	Abbott Laboratories	2,980,420
9,730	Danaher Corp	2,962,201
24,660	DENTSPLY SIRONA Inc	1,431,513
3,320	Hill-Rom Holdings Inc	498,000
19,990	Hologic Inc, (2)	1,475,462
2,070	IDEXX Laboratories Inc, (2)	1,287,333
10,030	Medtronic PLC	1,257,260
	Total Health Care Equipment & Supplies	11,892,189
	Health Care Providers & Services – 2.1%
7,940	McKesson Corp	1,583,077
10,120	UnitedHealth Group Inc	3,954,289
	Total Health Care Providers & Services	5,537,366
	Health Care Technology – 0.7%
13,280	Cerner Corp	936,506

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care Technology (continued)
3,420	Veeva Systems Inc, Class A, (2)	$985,541
	Total Health Care Technology	1,922,047
	Hotels, Restaurants & Leisure – 0.6%
870	Domino's Pizza Inc	414,955
13,550	Penn National Gaming Inc, (2)	981,833
7,217	Wendy's Co	156,465
	Total Hotels, Restaurants & Leisure	1,553,253
	Household Products – 2.2%
24,310	Colgate-Palmolive Co	1,837,350
28,210	Procter & Gamble Co	3,943,758
	Total Household Products	5,781,108
	Independent Power & Renewable Electricity Producers – 0.5%
62,740	AES Corp	1,432,354
	Industrial Conglomerates – 1.2%
4,400	3M Co	771,848
11,160	Honeywell International Inc	2,369,045
	Total Industrial Conglomerates	3,140,893
	Insurance – 0.6%
12,930	Cincinnati Financial Corp	1,476,865
	Interactive Media & Services – 7.4%
1,970	Alphabet Inc, Class A, (2)	5,266,834
2,300	Alphabet Inc, Class C, (2)	6,130,213
21,760	Facebook Inc, Class A, (2)	7,385,127
12,560	Twitter Inc, (2)	758,498
	Total Interactive Media & Services	19,540,672
	Internet & Direct Marketing Retail – 4.4%
3,577	Amazon.com Inc, (2)	11,750,588
	IT Services – 4.7%
9,400	Accenture PLC, Class A	3,007,248
23,460	Cognizant Technology Solutions Corp	1,740,966
11,020	Global Payments Inc	1,736,532
16,140	International Business Machines Corp	2,242,330
3,441	Mastercard Inc, Class A	1,196,367
3,670	PayPal Holdings Inc, (2)	954,971
5,170	StoneCo Ltd, (2)	179,502
6,680	Visa Inc, Class A	1,487,970
	Total IT Services	12,545,886

Shares	Description (1)	Value
	Life Sciences Tools & Services – 1.8%
16,710	Bruker Corp	$1,305,051
270	Illumina Inc, (2)	109,515
2,380	Syneos Health Inc, (2)	208,202
5,583	Thermo Fisher Scientific Inc	3,189,735
	Total Life Sciences Tools & Services	4,812,503
	Machinery – 2.9%
10,810	Caterpillar Inc	2,075,196
2,370	Deere & Co	794,116
22,270	Fortive Corp	1,571,594
21,000	Otis Worldwide Corp	1,727,880
19,610	PACCAR Inc	1,547,621
	Total Machinery	7,716,407
	Media – 2.4%
56,880	Comcast Corp, Class A	3,181,299
1,230	Discovery Inc, Series A, (2)	31,217
6,230	Fox Corp, Class B	231,258
63,880	News Corp	1,483,932
38,870	ViacomCBS Inc, Class B	1,535,754
	Total Media	6,463,460
	Metals & Mining – 0.4%
16,770	Southern Copper Corp	941,468
	Multiline Retail – 0.9%
9,879	Target Corp	2,260,019
	Multi-Utilities – 1.5%
19,441	CMS Energy Corp	1,161,211
46,640	MDU Resources Group Inc	1,383,809
17,350	WEC Energy Group Inc	1,530,270
	Total Multi-Utilities	4,075,290
	Oil, Gas & Consumable Fuels – 1.4%
3,830	Chevron Corp	388,554
18,190	Exxon Mobil Corp	1,069,936
47,430	HollyFrontier Corp	1,571,356
11,050	Phillips 66	773,831
	Total Oil, Gas & Consumable Fuels	3,803,677
	Pharmaceuticals – 4.2%
38,970	Bristol-Myers Squibb Co	2,305,855
28,330	Johnson & Johnson	4,575,295
36,671	Merck & Co Inc	2,754,359

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals (continued)
35,760	Pfizer Inc	$1,538,037
	Total Pharmaceuticals	11,173,546
	Professional Services – 0.5%
12,887	Booz Allen Hamilton Holding Corp	1,022,583
6,950	Dun & Bradstreet Holdings Inc, (2)	116,830
550	IHS Markit Ltd	64,141
	Total Professional Services	1,203,554
	Real Estate Management & Development – 0.6%
2,260	CBRE Group Inc, (2)	220,034
5,782	Jones Lang LaSalle Inc, (2)	1,434,456
	Total Real Estate Management & Development	1,654,490
	Road & Rail – 1.9%
13,930	CSX Corp	414,278
5,410	Norfolk Southern Corp	1,294,343
44,280	Schneider National Inc, Class B	1,006,927
11,670	Union Pacific Corp	2,287,437
	Total Road & Rail	5,002,985
	Semiconductors & Semiconductor Equipment – 5.2%
21,937	Advanced Micro Devices Inc, (2)	2,257,317
17,350	Applied Materials Inc	2,233,465
55,720	Intel Corp	2,968,762
12,760	NVIDIA Corp	2,643,362
7,263	Qorvo Inc, (2)	1,214,301
18,490	QUALCOMM Inc	2,384,840
	Total Semiconductors & Semiconductor Equipment	13,702,047
	Software – 9.4%
6,000	Adobe Inc, (2)	3,454,320
145	Crowdstrike Holdings Inc, (2)	35,638
59,505	Microsoft Corp	16,775,650
980	NortonLifeLock Inc	24,794
11,951	salesforce.com Inc, (2)	3,241,350
2,450	ServiceNow Inc, (2)	1,524,561
240	Zoom Video Communications Inc, (2)	62,760
	Total Software	25,119,073
	Specialty Retail – 2.9%
7,490	Home Depot Inc	2,458,667
3,730	Lithia Motors Inc	1,182,559
8,360	Lowe's Cos Inc	1,695,910
5,250	Tractor Supply Co	1,063,703
22,860	Victoria's Secret & Co, (2)	1,263,244

Shares	Description (1)	Value
	Specialty Retail (continued)
940	Williams-Sonoma Inc	$166,690
	Total Specialty Retail	7,830,773
	Technology Hardware, Storage & Peripherals – 8.1%
123,828	Apple Inc, (3)	17,521,662
14,410	Dell Technologies Inc, Class C, (2)	1,499,216
16,510	Hewlett Packard Enterprise Co	235,267
61,010	Pure Storage Inc, Class A, (2)	1,535,012
40,270	Xerox Holdings Corp	812,246
	Total Technology Hardware, Storage & Peripherals	21,603,403
	Textiles, Apparel & Luxury Goods – 1.2%
18,774	NIKE Inc, Class B	2,726,548
13,400	Tapestry Inc	496,068
	Total Textiles, Apparel & Luxury Goods	3,222,616
	Trading Companies & Distributors – 0.5%
60,416	Univar Solutions Inc, (2)	1,439,109
	Wireless Telecommunication Services – 0.0%
321	T-Mobile US Inc, (2)	41,011
	Total Common Stocks (cost $228,626,222)	262,294,402

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 1.1%
7,000	iShares Core S&P 500 ETF	$3,015,740
	Total Exchange-Traded Funds (cost $2,560,300)	3,015,740
	Total Long-Term Investments (cost $231,186,522)	265,310,142

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$939	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $939,049, collateralized by $977,100, U.S. Treasury Bond, 1.875%, due 2/15/41, value $957,864	0.000%	10/01/21	$939,049
	Total Short-Term Investments (cost $939,049)			939,049
	Total Investments (cost $232,125,571) – 100.1%			266,249,191
	Other Assets Less Liabilities – (0.1)% (4)			(367,264)
	Net Assets Applicable to Common Shares – 100%			$265,881,927

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Investments in Derivatives
Options Purchased
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index (premiums paid $32,578)	Call	50	$23,000,000	$4,600	10/15/21	$2,500

Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(25)	$(5,875,000)	$2,350	10/15/21	$(7,063)
S&P 500® Index	Call	(100)	(45,000,000)	4,500	10/15/21	(27,000)
S&P 500® Index	Call	(50)	(23,000,000)	4,600	10/15/21	(2,500)
Total Options Written (premiums received $424,613)		(175)	$(73,875,000)			$(36,563)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$262,294,402	$ —	$ —	$262,294,402
Exchange-Traded Funds	3,015,740	—	—	3,015,740
Short-Term Investments:
Repurchase Agreements	—	939,049	—	939,049
Investments in Derivatives:
Options Purchased	2,500	—	—	2,500
Options Written	(36,563)	—	—	(36,563)
Total	$265,276,079	$939,049	$ —	$266,215,128

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's